SELECTED STATEMENTS OF INCOME DATA (Schedule of Selected Statements of Income Data) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial expenses:
Interest on short-term and long-term bank credit and bank charges and long-term debt	$ (52)	$ (159)	$ (169)
Foreign exchange loss, net	(985)	(1,004)	(1,268)
Total financial expenses	(1,037)	(1,163)	(1,437)
Financial income:
Interest on short-term and long-term bank deposits	26	146	304
Total financial income	26	146	304
Financial expenses, net	$ (1,011)	$ (1,017)	$ (1,133)